Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 244,010,093.10
Previously Paid Amount	0.00
Total Fee Amount	20,715.00
Total Offset Amount	10,359.92
Net Fee	$ 10,355.08
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A